Restructuring Restructuring	12 Months Ended
Dec. 31, 2016
Restructuring [Abstract]
Restructuring
RESTRUCTURING

In September 2015, the Company commenced a restructuring plan relating primarily to workforce reductions in its international operations. The Company has also undertaken workforce reductions in its North America segment. In addition to workforce reductions in its ongoing markets, the Company has ceased operations in seventeen countries within its International segment as part of the restructuring plan, including four countries within its International segment that were exited during the year ended December 31, 2016. Those country exits, which generally comprised the Company's smallest international markets, resulted from a series of separate decisions made at different times during that period that were not part of an overall strategic shift. The total revenue and net loss for the countries subsequently exited under the restructuring plan were $2.8 million and $0.7 million, respectively, for the year ended December 31, 2016. The total revenue and net loss for the countries subsequently exited under the restructuring plan were $42.6 million and $10.3 million, respectively, for the year ended December 31, 2015. Costs related to the restructuring plan are classified as "Restructuring charges" on the consolidated statements of operations.

From the inception of its restructuring plan in September 2015 through December 31, 2016, the Company has incurred cumulative costs for employee severance and benefits and other exit costs of $61.4 million under the plan. In addition to those costs, the Company has incurred cumulative long-lived asset impairment charges of $7.5 million resulting from its restructuring activities. Management continues to explore potential further restructuring actions in connection with its efforts to optimize the Company’s cost structure, which are expected to be substantially completed by June 2017.

The following table summarizes the costs incurred by segment related to the Company’s restructuring plan for the year ended December 31, 2016 (in thousands):

	Year Ended December 31, 2016
	Employee Severance and Benefit Costs (1)	Asset Impairments (2)	Other Exit Costs	Total Restructuring Charges
North America	$8,548	$45	$3,304	$11,897
International	25,499	283	2,759	28,541
Consolidated	$34,047	$328	$6,063	$40,438

(1)
The employee severance and benefit costs for the year ended December 31, 2016 relates to the termination of approximately 900 employees. Substantially all of the remaining cash payments for those costs are expected to be disbursed through December 31, 2017.

(2)	Asset impairments relate to property, equipment and software that were determined to be impaired as a result of the Company's restructuring activities.
The following table summarizes the costs incurred by segment related to the Company’s restructuring plan for the year ended December 31, 2015 (in thousands):

	Year Ended December 31, 2015
	Employee Severance and Benefit Costs (1)	Asset Impairments (2)	Other Exit Costs	Total Restructuring Charges
North America	$2,000	$6,740	$1,755	$10,495
International	16,310	474	1,185	17,969
Consolidated	$18,310	$7,214	$2,940	$28,464

(1)	The employee severance and benefit costs for the year ended December 31, 2015 related to the termination of approximately 900 employees.

(2)	Asset impairments related to property, equipment and software that were determined to be impaired as a result of the Company's restructuring activities.
The following table summarizes restructuring liability activity for the year ended December 31, 2016 (in thousands):

	Employee Severance and Benefit Costs	Other Exit Costs	Total
Balance as of December 31, 2014	$—	$—	—
Charges payable in cash	18,310	2,940	21,250
Cash Payments	(8,862)	(746)	(9,608)
Foreign currency translation	(576)	3	(573)
Balance as of December 31, 2015	$8,872	$2,197	$11,069
Charges payable in cash (1)	29,416	6,063	35,479
Cash payments	(23,729)	(5,988)	(29,717)
Foreign currency translation	(424)	(12)	(436)
Balance as of December 31, 2016	$14,135	$2,260	$16,395

(1)
Excludes stock-based compensation of $4.6 million related to accelerated vesting of stock-based compensation awards for certain employees terminated as a result of the Company's restructuring activities for the year ended December 31, 2016.